Total Capital and Net Income Per Common Unit - Summary Net (Loss) Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earning Per Share [Line Items]
Limited partners' interest in net (loss) income	$ (339,501)	$ (12,952)	$ 31,205
Net gain on repurchase of Series C-1 and Series D Preferred units	(19,971)
Limited partners' interest in net (loss) income for basic net (loss) income per common unit	(320,749)	(31,326)	31,205
Limited partners' interest in diluted net (loss) income	$ (335,093)	$ (31,326)	$ 31,205
Weighted average number of common units (in units)	220,755,937	124,747,207	98,507,732
Common units and common unit equivalents (in units)	229,940,120	124,747,207	98,602,412
Limited partner's interest in net (loss) income per common unit
- basic (USD per unit)	$ (1.45)	$ (0.25)	$ 0.32
- diluted (USD per unit)	$ (1.46)	$ (0.25)	$ 0.32
Series C-1 Preferred Units
Earning Per Share [Line Items]
Dilutive effect of Series C-1 Preferred Units and unit based compensation (in shares)	9,184,183	0	94,680
Limited Partner
Earning Per Share [Line Items]
Preferred units - periodic accretion	$ (2,380)	$ (1,644)	$ 0
Net gain on repurchase of Series C-1 and Series D Preferred units	19,637	0	0
Gain on modification of warrants	1,495	0	0
Limited partners' interest in net (loss) income for basic net (loss) income per common unit	(320,749)	(31,326)	31,205
Limited Partner | Series C Preferred Units
Earning Per Share [Line Items]
Additional consideration for induced conversion of Series C Preferred Units	0	(36,961)	0
Deemed contribution on exchange of Series C Preferred Units	0	20,231	0
Limited Partner | Series C-1 Preferred Units
Earning Per Share [Line Items]
Series C-1 Preferred Units - cash distributions	12,650	0	0
Gain on repurchase of Series C-1 Preferred units	$ (26,994)	$ 0	$ 0